Segment and Related Information - Income Statement Data (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from external customers	$ 2,011	$ 52
Operating income (loss)	212	(63)
Operating Segments | East
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from external customers	1,980	52
Operating income (loss)	362	65
Operating Segments | West
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from external customers	31	0
Operating income (loss)	(6)	0
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income (loss)	$ (144)	$ (128)